Earnings (loss) per share (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Notes and other explanatory information [abstract]
Net income (loss) attributable to shareholders		$ 1,080	$ (1,399)	$ 114	$ 2,113
Weighted average number of common shares for purposes of basic EPS	[1]	288,835,707	281,835,349	288,317,270	280,038,329
Effect of dilutive stock options, warrants, RSUs and share awards		2,126,123		2,478,001	6,109,446
Weighted average number of common shares for purposes of diluted EPS	[1]	290,961,830	281,835,349	290,795,271	286,147,775

[1]	The weighted average number of common shares for basic and diluted EPS include 11.1 million gross number of vested, but unissued, common shares relating to common share awards.